February 28, 2025

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	EA Series Trust (the “Trust”) File Nos.: 333-195493 and 811-22961 CCMG Global Equity ETF (S000082843)

Dear Sir or Madam:

On behalf of the Trust and the following series, CCMG Global Equity ETF (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment sub-advisory agreement among the Trust, Empowered Funds, LLC dba EA Advisers, the Fund’s adviser, and Sequoia Financial Group, LLC, the proposed sub-adviser, and to approve the use of the “manager of managers” structure whereby the Empowered Funds, LLC would be able to hire and replace unaffiliated sub-advisers without shareholder approval for the Fund. As it relates to the manager of managers proposal, the Trust and the Adviser received a Manager of Managers Order on March 15, 2022 (File No. 812-15243).

If you have any questions concerning the foregoing, please contact the undersigned at (513) 304-5605 or Wade.Bridge@Practus.com.

Very truly yours,

/s/ Wade Bridge
On behalf of Practus, LLP

WADE BRIDGE ● PARTNER
11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.304.5605
Practus, LLP ● Wade.Bridge@Practus.com ● Practus.com